Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	$ 3,424	$ 2,458
Acquired through business combination	114	42
Included in profit or loss
Current service cost	930	646
Past service cost	432	332
Interest cost (income)	236	144
Included in profit or loss, total	1,598	1,122
Included in other comprehensive income
-demographic assumptions		6
-financial assumptions	(72)	69
-experience adjustment	314	523
-Return on plan assets excluding interest income	104	(13)
Included in other comprehensive income, total	346	585
Effects of movement in exchange rates	(340)	(154)
Other
Contribution by employer	(26)	(416)
Benefits paid	(282)	(213)
Balance as at March 31	4,834	3,424
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	4,269	2,994
Acquired through business combination	281	42
Included in profit or loss
Current service cost	930	646
Past service cost	432	332
Interest cost (income)	302	189
Included in profit or loss, total	1,664	1,167
Included in other comprehensive income
-demographic assumptions		6
-financial assumptions	(72)	69
-experience adjustment	314	523
Included in other comprehensive income, total	242	598
Effects of movement in exchange rates	(406)	(186)
Other
Benefits paid	(381)	(346)
Balance as at March 31	5,669	4,269
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	(845)	(536)
Acquired through business combination	(167)
Included in profit or loss
Interest cost (income)	(66)	(45)
Included in profit or loss, total	(66)	(45)
Included in other comprehensive income
-Return on plan assets excluding interest income	104	(13)
Included in other comprehensive income, total	104	(13)
Effects of movement in exchange rates	66	32
Other
Contribution by employer	(26)	(416)
Benefits paid	99	133
Balance as at March 31	$ (835)	$ (845)